ALPS/Red Rocks Listed Private Equity Fund
SUMMARY SECTION ALPS | RED ROCKS LISTED PRIVATE EQUITY FUND (THE “FUND”)
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase over $250,000 in a single transaction. Descriptions of sales charge waivers and discounts, if any, for Class T Shares with respect to financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus. More information about these and other waivers and discounts, if any, is available from your financial professional and in the “Buying, Exchanging and Redeeming Shares” section on page 109 of the Fund’s prospectus, in the “Specific Sales Charge Waivers and Discounts” section in Appendix A of the Fund’s prospectus, and in the “Purchase of Shares” section on page 59 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	ALPS/Red Rocks Listed Private Equity Fund Class T
Maximum sales charge (load) on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none
Redemption Fee (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ALPS/Red Rocks Listed Private Equity Fund Class T
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.25%	[1],[2]
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	2.06%
Fee Waiver and Expense Reimbursement	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.06%
[1]	Because Class T Shares of the Fund are new, these amounts are based on Class A shares of the Fund for the fiscal year ended October 31, 2016.
[2]	Other Expenses are based on estimated fees.
[3]	ALPS Advisors, Inc. (the "Adviser") and Red Rocks Capital LLC (the "Sub-Adviser") have agreed contractually to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, networking fees, omnibus account fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.25% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2018. The Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fees and expenses were deferred. The Adviser and the Sub-Adviser may not discontinue this waiver prior to February 28, 2018 without the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2018. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
ALPS/Red Rocks Listed Private Equity Fund | Class T | USD ($)	454	879	1,330	2,577

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	One Year	Three Years	Five Years	Ten Years
ALPS/Red Rocks Listed Private Equity Fund | Class T | USD ($)	454	879	1,330	2,577

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. Descriptions of sales charge waivers and discounts, if any, for Class T Shares with respect to financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2016, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

To achieve its objective, the Fund will invest at least 80% of its net assets in (i) securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”) and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes, that otherwise have the economic characteristics of Listed Private Equity Companies. Although the Fund does not invest directly in private companies, it will be managed with a similar approach: identifying and investing in long-term, high-quality Listed Private Equity Companies. The Fund’s policy to invest, under normal market conditions, at least 80% of its net assets as described herein may not be changed without a written notification to shareholders at least sixty (60) days prior to any change in such policy.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicle whose purpose is to invest in privately held companies. The determination of whether a company is a Listed Private Equity Company will be made at the time of purchase and a portfolio company’s status will not vary solely as a result of fluctuations in the value of its assets or as a result of the progression of its holdings through the normal stages of a private equity company, including the exit stage. A portfolio company is considered to have a stated intention of investing primarily in private companies if it meets the criteria above under normal circumstances, notwithstanding temporary fluctuations in the public/private values of its private equity portfolio. The inclusion of a company in a recognized Listed Private Equity index will be considered a primary factor in the determination of whether a company is a Listed Private Equity Company.

The Sub-Adviser selects investments from the Listed Private Equity Company universe pursuant to a proprietary selection methodology using quantitative and qualitative historical results and commonly used financial measurements such as: price-to-book, price-to-sales, price-to-earnings, return on equity and balance sheet analysis. In addition, the Sub-Adviser observes the depth and breadth of company management, including management turnover. Lastly, the Sub-Adviser looks to allocate the portfolio directly and indirectly amongst industry sectors, geographic locations, stage of investment and the year in which the private equity firm or fund makes a commitment or an investment in a fund, asset or business (“vintage year”).

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Private Equity Risk. In addition to the risks associated with the Fund’s direct investments, the Fund is also subject to the underlying risks which affect the Listed Private Equity Companies in which the Fund invests. Listed Private Equity Companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity risk, industry risk, non-U.S. security risk, currency risk, valuation risk, credit risk, managed portfolio risk and derivatives risk.

Industry Risk. The Fund’s investments could be concentrated within one industry or group of industries. Any factors detrimental to the performance of such industries will disproportionately impact the Fund. Investments focused in a particular industry are subject to greater risk and are more greatly impacted by market volatility than less concentrated investments.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk of loss may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Sub-Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions.

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Small- and mid-sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small- and mid-sized companies tend to have younger product lines whose distribution and revenues are still maturing.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Because the Class T shares were not offered prior to the date of this prospectus, the performance shown in the table below presents the annual total returns for the Fund’s Class A shares, which is a class that is not presented in this Prospectus. The Class T shares would have substantially similar annual returns as the Class A shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The expense ratios for the Class A and Class T shares are anticipated to be substantially similar, but because the shareholder servicing expenses are lower for the Class T shares, the performance returns in a particular period for the Class T shares are generally anticipated to be higher than the comparable performance returns for the Class A shares.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Return (for calendar years ended 12/31) Class A Shares

Best Quarter –	June 30, 2009	47.50%
Worst Quarter –	December 31, 2008	-48.85%

The Fund’s Class A share year-to-date return as of December 31, 2016 was 7.26%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Returns (for periods ended December 31, 2016)
Average Annual Total Returns - ALPS/Red Rocks Listed Private Equity Fund		1 Year	5 Years	Since Inception	Inception Date
Class A	[1]	1.40%	13.18%	(0.04%)	Dec. 31, 2007
Class A | After Taxes on Distributions	[1]	1.03%	11.53%	(1.88%)	Dec. 31, 2007
Class A | After Taxes on Distributions and Sales	[1]	1.09%	9.93%	(0.83%)	Dec. 31, 2007
MSCI World Index (reflects no deduction for fees, expenses or taxes)		8.15%	11.04%	3.86%	Dec. 31, 2007
Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)		11.19%	14.73%	1.74%	Dec. 31, 2007
[1]	The returns shown are for Class A shares, a share class that is not presented in this Prospectus, which would have substantially similar returns as Class T shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
SUMMARY SECTION ALPS/CORECOMMODITY MANAGEMENT COMPLETECOMMODITIES STRATEGY FUND (THE “FUND”)
INVESTMENT OBJECTIVE
The Fund seeks to maximize real returns, consistent with prudent investment management.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase over $250,000 in a single transaction. Descriptions of sales charge waivers and discounts, if any, for Class T Shares with respect to financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus. More information about these and other waivers and discounts, if any, is available from your financial professional and in the “Buying, Exchanging and Redeeming Shares” section on page 109 of the Fund’s prospectus, in the “Specific Sales Charge Waivers and Discounts” section in Appendix A of the Fund’s prospectus, and in the “Purchase of Shares” section on page 59 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund Class T
Maximum sales charge (load) on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none
Redemption Fee (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund Class T
Management Fees	0.85%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.20%	[2]
Total Annual Fund Operating Expenses	1.30%
Fee Waiver and Expense Reimbursement	none	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.30%
[1]	The Fund intends to invest a portion of its assets in a wholly owned Cayman subsidiary (the "Subsidiary"). The Subsidiary has entered into a separate advisory agreement with ALPS Advisors, Inc. (the "Adviser"), and a separate sub-advisory agreement with CoreCommodity Management, LLC, the Subsidiary's investment sub-adviser and the Fund's investment sub-adviser (the "Sub-Adviser"), for the management of the Subsidiary's portfolio pursuant to which the Subsidiary is obligated to pay the Adviser a management fee at the same rate that the Fund pays its investment adviser, ALPS Advisors, Inc., for services provided to the Fund. The Adviser has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. The Sub-Adviser has agreed to waive the sub-advisory fee it receives from the Adviser for services provided to the Fund in an amount equal to the sub-advisory fee it receives from the Adviser for services provided to the Subsidiary. These waivers may not be terminated without the consent of the Board of the Fund.
[2]	Because Class T Shares of the Fund are new, these amounts are based on Class A shares of the Fund for the fiscal year ended October 31, 2016.
[3]	Pursuant to a written agreement (the "Expense Agreement"), the Sub-Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund operating expenses after fee waiver/expense reimbursements (excluding Distribution and Service (12b-1) Fees, networking fees, omnibus account fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes, and extraordinary expenses) to 1.05% (for Class T shares), of average daily net assets through February 28, 2018. The Adviser has agreed to reduce its fee to the extent that the Sub-Adviser is required to waive its management fee under the agreement described above. The Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Adviser will be permitted to recover from the Fund any management fees it has waived in connection with the Fund, and the Adviser has agreed to remit such recoveries to the Sub-Adviser to the extent the Sub-Adviser is permitted to recover a portion of its management fee pursuant to the foregoing. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fee or expense was deferred. This waiver may not be terminated prior to February 28, 2018 without approval by the Board of the Fund.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2018. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund | Class T | USD ($)	379	652	945	1,777

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	One Year	Three Years	Five Years	Ten Years
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund | Class T | USD ($)	379	652	945	1,777

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. Descriptions of sales charge waivers and discounts, if any, for Class T Shares with respect to financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2016, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund seeks to achieve its investment objective by investing, under normal circumstances, directly or indirectly in a combination of commodity-related equity securities (“Commodity Equity Investments”) and commodity futures-linked derivative instruments (“Commodity Investments”) and thereby obtaining exposure to the commodity markets. CompleteCommodities®, as developed by CoreCommodity Management, LLC (the “Sub-Adviser”), is an investment approach that actively combines Commodity Investments and Commodity Equity Investments.

●	Commodity Investments are investments in commodity futures contracts, commodity swaps, options on commodity futures, commodity-linked notes and may at times include direct or indirect investments in physical commodities.

●	Commodity Equity Investments are generally investments in companies primarily engaged in the production and distribution of commodities and commodity-related products.

With respect to the Commodity Equity Investments portion of its portfolio, the Fund seeks to invest in a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services in the agriculture, base/industrial metals, energy and precious metals sectors. The Sub-Adviser utilizes both quantitative and fundamental analyses for selecting securities for inclusion in the portfolio. The Fund may purchase American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”), or enter into derivative instruments based on the Commodity Equity Investments. The Fund may also from time to time purchase or sell common stock, preferred stock, convertible securities and ETFs.

With respect to the Commodity Investments portion of its portfolio, the Fund seeks to gain exposure to the commodity markets through the use of Commodity Investments. Commodity Investments in which the Fund may invest, either directly and/or indirectly through a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), include, but are not limited to, commodity futures contracts, commodity swaps, options on commodity futures and commodity-linked notes. The Fund may also from time to time invest in ETFs and master limited partnerships.

The Fund expects to gain exposure to the commodities market indirectly by investing up to 25% of its total assets in the Subsidiary, which is designed to enhance the ability of the Fund to obtain exposure to the commodities market through Commodity Investments consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary has the same investment objective and is subject to substantially the same investment policies and investment restrictions as the Fund, except that the Subsidiary (unlike the Fund) will not invest in equity securities and may invest without limitation in commodity swaps and other commodity-linked derivative instruments. The Fund and the Subsidiary are advised by the Adviser and Sub-Adviser.

The Fund and/or the Subsidiary may invest without limit in investment grade fixed-income securities of varying maturities, including U.S. Treasuries, U.S. Treasury inflation-protected securities (“TIPS”), other U.S. and foreign government securities, corporate bonds and notes, and affiliated and unaffiliated money market funds, to collateralize its Commodity Investments and other derivative exposure on a day-to-day basis.

The Sub-Adviser will use its discretion to determine the percentage of the Fund’s assets allocated to each of the Commodity Equity Investments and Commodity Investments portions of the Fund’s portfolio. Generally, at least 20% of the Fund’s investments, either directly or indirectly through the Subsidiary, will be allocated to each respective portion of the portfolio; provided, however, that at times the Sub-Adviser may choose to lower this minimum exposure level and give greater emphasis to Commodity Equity Investments or Commodity Investments, as the case may be, based on market events such as significant market movements and significant economic events and trends. Generally, the Sub-Adviser will take various factors into account in allocating the assets of the Fund between the Commodity Equity Investments and Commodity Investments portions of its portfolio, including, but not limited to:

● results of proprietary quantitative models developed by the Sub-Adviser;

● Commodity Investments relative price differentials for a range of commodity futures for current delivery as compared to similar commodity futures for future delivery; and

● other market conditions.

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund’s portfolio that may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.

Commodity Risk. The Fund’s investments in Commodity Equity Investments and Commodity Investments may subject the Fund to significantly greater volatility than investments in traditional securities and involve substantial risks, including risk of a significant portion of their principal value. The commodities markets may fluctuate widely based on a variety of factors. These include changes in overall market movements, domestic and foreign political, economic, geographical or financial events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and/or investor expectations concerning inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds and expectation among market participants that a commodity’s value will soon change. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because the Fund’s performance is linked to the performance of highly volatile commodities, investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of the Fund.

Derivatives Risk. The use of Commodity Investments and other derivative instruments by the Fund involves risks that are different from, and in many cases greater than, the risk associated with investing in securities. A derivative will obligate or entitle the Fund to deliver or receive an asset or cash payment based on the change in value of one or more commodities, securities, currencies or indices. Even a small investment in derivative contracts can have a large impact on the Fund’s market, commodity, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of default and credit risk as issuers of fixed income securities. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business, or that underwrites, distributes or guarantees any investments or contracts that the Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Fund or could delay the return or delivery of collateral or other assets to the Fund.

Risks of Investing in Commodity Investments. The value of Commodity Investments may be affected by changes discussed above under “Commodity Risk.” The physical commodities underlying the Commodity Investments from time to time may be heavily concentrated in a limited number of sectors, particularly agriculture, base/industrial metals, energy and precious metals. Concentration in a limited number of sectors may result in a greater degree of volatility. The value of Commodity Investments is expected to rise or fall in response to changes in the underlying commodity or related index. A highly liquid secondary market may not exist for certain Commodity Investments, and there can be no assurance that one will develop. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leveraging may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so.

Risks of Investing in Commodity Swaps. The Fund (whether directly or through the Subsidiary) may invest in swap agreements to seek to enable the Fund to hedge a position or to gain exposure to commodities or an index without investing in specific commodities or instruments. If a counterparty to a swap agreement becomes bankrupt or otherwise fails to perform its obligations under the swap due to financial difficulties, the Fund could suffer losses. In addition to the risk of default by the counterparty, if the creditworthiness of a counterparty to a swap agreement declines, the value of the swap agreement would be likely to decline, potentially resulting in losses.

Risks of Investing in Commodity Futures and Options. The Fund’s participation (whether directly or through the Subsidiary) in the options and futures markets could subject the Fund’s portfolio to certain risks. CoreCommodity’s expectations of movements in the direction of commodities prices may be inaccurate, and the adverse consequences to the Fund (e.g., a reduction in the Fund’s NAV or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used.

Other risks inherent in the Fund’s use of futures and options (which may be options on securities or options on futures) include, for example, the possible less-than-full correlation between the price of options and futures contracts and movements in the prices of the investments being hedged, and the possible absence of a liquid secondary market for any particular instrument. For example, sale of call options may result in Fund underperformance and/or underperformance relative to other strategies managed by CoreCommodity in periods of general positive market performance. Conversely, sale of uncovered put options may exacerbate Fund losses in periods of general negative market performance. Over-the-counter (“OTC”) options subject the Fund to the risk that a counterparty may default on its obligations.

Risks of Investing in Commodity-Linked Notes. In addition to commodity risk and general derivatives risk, commodity-linked notes may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying investment. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all or a portion of the principal at maturity of the investment. The lack of a secondary market may make it difficult for the Fund to sell the notes. In addition, an issuer could become bankrupt or otherwise fail to pay.

Risk of Investing in Commodity Pooled Investment Vehicles. The Fund may, from time to time, invest in certain publicly-traded commodity pools, such as commodity ETFs. Such pools may not meet the definition of an “investment company” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may not be registered under the 1940 Act. As a consequence, the Fund’s investment in such entities may not be subject to certain protections afforded by the 1940 Act, including, for example, restrictions under the 1940 Act on investments in other investment companies.

Equity Risk. The values of equity securities in the Fund will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time. The Fund invests in equity securities of companies engaged in the production and distribution of commodities and commodity-related products and services in the agriculture, base/industrial metals, energy and precious metals sectors and does not measure the performance of direct investment in the underlying commodities and, therefore, may not move in the same direction and to the same extent as the underlying commodities.

Small- to Mid-Capitalization Companies Risk. The Fund’s investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded. This may result in such securities being less liquid.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. In addition, the Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the statement of additional information and could adversely affect the Fund.

Tax Risk. The Fund is limited in its ability to derive qualifying income from direct investment in Commodity Investments. Based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from Commodity Investments and the Subsidiary as qualifying income. However, a private letter ruling is binding on the Internal Revenue Service (“IRS”) only for the taxpayer that receives it and the Fund has not obtained and does not presently expect to request such a private letter ruling from the IRS. The IRS has suspended the issuance of private letter rulings concerning these issues, and there can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position.

Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund’s portfolio and its income.

Interest Rate Risk. The fixed-income securities in which the Fund may invest may be of any quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. The value of the Fund’s investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.

Risks of Investing in Inflation-Protected Securities. The value of inflation-protected securities such as TIPS generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS and vice versa. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and a Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping a Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Risk of Investing in Other Investment Companies. To the extent the Fund invests in other investment companies, such as ETFs, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Currency Risk. The risk that fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Fund’s non-U.S. investments to decline in terms of U.S. dollars. Additionally, certain of the Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency.

Futures Contracts Risk. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date and time specified when the contract is made. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Options Risk. The price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over the-counter options expose the Fund to counterparty risk.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Because the Class T shares were not offered prior to the date of this prospectus, the performance shown in the table below presents the annual total returns for the Fund’s Class A shares, which is a class that is not presented in this Prospectus. The Class T shares would have substantially similar annual returns as the Class A shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The expense ratios for the Class A and Class T shares are anticipated to be substantially similar, but because the shareholder servicing expenses are lower for the Class T shares, the performance returns in a particular period for the Class T shares are generally anticipated to be higher than the comparable performance returns for the Class A shares.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Return (for calendar years ended 12/31) Class A Shares

Best Quarter –	March 31, 2011	11.14%
Worst Quarter –	September 30, 2015	-16.38%

The Fund’s Class A share year-to-date return as of December 31, 2016 was 15.58%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Total Returns (for periods ended December 31, 2016)
Average Annual Total Returns - ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund		1 Year	5 Years	Since Inception	Inception Date
Class A	[1]	9.26%	(7.93%)	(2.94%)	Jun. 29, 2010
Class A | After Taxes on Distributions	[1]	9.25%	(8.01%)	(3.63%)	Jun. 29, 2010
Class A | After Taxes on Distributions and Sales	[1]	5.25%	(5.79%)	(2.25%)	Jun. 29, 2010
Thomson Reuters / CoreCommodity CRB TR Index (reflects no deduction for fees, expenses or taxes)		9.65%	(8.71%)	(4.20%)	Jun. 29, 2010
Bloomberg Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)		11.77%	(8.95%)	(5.14%)	Jun. 29, 2010
[1]	The returns shown are for Class A shares, a share class that is not presented in this prospectus, which would have substantially similar returns as Class T shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

RiverFront Global Growth Fund
SUMMARY SECTION RIVERFRONT GLOBAL GROWTH FUND (THE “FUND”)
INVESTMENT OBJECTIVE

The Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase over $250,000 in a single transaction. Descriptions of sales charge waivers and discounts, if any, for Class T Shares with respect to financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus. More information about these and other waivers and discounts, if any, is available from your financial professional and in the “Buying, Exchanging and Redeeming Shares” section on page 109 of the Fund’s prospectus, in the “Specific Sales Charge Waivers and Discounts” section in Appendix A of the Fund’s prospectus, and in the “Purchase of Shares” section on page 59 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RiverFront Global Growth Fund Class T
Maximum sales charge (load) on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RiverFront Global Growth Fund Class T
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.30%	[1]
Acquired Fund Fees and Expenses	0.31%
Total Annual Fund Operating Expenses	1.71%
Fee Waiver and Expense Reimbursement	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.46%
[1]	Because Class T Shares of the Fund are new, these amounts are based on Class A shares of the Fund for the fiscal year ended October 31, 2016.
[2]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of total annual expenses of the Fund (exclusive of Distribution and Service (12b-1) Fees, networking fees, omnibus account fees, Acquired Fund Fees and Expenses, brokerage commissions, taxes and extraordinary expenses) to 0.90% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2018. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fee or expense was deferred. The Expense Agreement may not be terminated or modified prior to February 28, 2018 except with the approval of the Board of Trustees.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2018. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
RiverFront Global Growth Fund | Class T | USD ($)	419	775	1,154	2,216

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	One Year	Three Years	Five Years	Ten Years
RiverFront Global Growth Fund | Class T | USD ($)	419	775	1,154	2,216

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. Descriptions of sales charge waivers and discounts, if any, for Class T Shares with respect to financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2016, the Fund’s portfolio turnover was 113% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The portfolio is built around a strategic allocation which allocates the portfolio’s investments to large cap stocks, small- and mid-cap stocks, international securities (including emerging markets), and other investments. The Fund will normally be fully invested in equity securities, including common stock and exchange-traded funds (“ETFs”). The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

The Fund will also invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are organized or located outside the United States or doing a substantial amount of business outside the United States (or, in the case of an ETF, where a majority of the securities in which the ETF invests have the foregoing characteristics). In determining the country in which a particular company is located, the Fund may consider factors such as the location of the company’s headquarters, the location of the company’s assets or the locations from which the company derives a substantial portion of its revenue.

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Allocation Risk. The performance of the Fund relative to its benchmark will depend largely on the decisions of RiverFront Investment Group, LLC (the “Sub-Adviser” or “RiverFront”) as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

Managed Portfolio Risk. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

Concentration Risk – Exchange Traded Funds. The Fund may invest in a limited number of ETFs which concentrate their investments (i.e., invest 25% or more of total assets) in a particular industry. To the extent the Fund invests in a limited number of ETFs that concentrate in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Conflicts of Interest Risks. The Fund is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Funds’ distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to certain ETFs which could be purchased by the Fund. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Fund invested in such ETFs.

High Yield Securities Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Risk of Investing in Other Investment Companies. To the extent the Fund invests in other investment companies, such as ETFs, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Emerging Markets Risk. The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with certain instruments described below, which failure in turn could negatively impact the Fund’s ability to meet its stated investment objective.

Hedging Risk. Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss. The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Real Estate Investment Trust (“REIT”) Risk. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Because the Class T shares were not offered prior to the date of this prospectus, the performance shown in the table below presents the annual total returns for the Fund’s Class A shares, which is a class that is not presented in this Prospectus. The Class T shares would have substantially similar annual returns as the Class A shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The expense ratios for the Class A and Class T shares are anticipated to be substantially similar, but because the shareholder servicing expenses are lower for the Class T shares, the performance returns in a particular period for the Class T shares are generally anticipated to be higher than the comparable performance returns for the Class A shares.  The performance shown for periods prior to September 27, 2010 reflects the performance of the RiverFront Long-Term Growth Fund, a series of Baird Funds, Inc., as a result of a prior reorganization of the Baird Funds - RiverFront Long-Term Growth Fund into the Fund, without the effect of any fee and expense limitations or waivers. If the Fund’s shares had been available during the periods shown, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Return (for calendar years ended 12/31) Class A Shares

Best Quarter –	March 31, 2012	10.66%
Worst Quarter –	September 30, 2011	-19.32%

The Fund’s Class A share year-to-date return as of December 31, 2016 was 4.33%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Total Returns (for periods ended December 31, 2016)
Average Annual Total Returns - RiverFront Global Growth Fund		1 Year	5 Years	Since Inception	Inception Date
Class A	[1]	(1.43%)	6.89%	8.16%	Oct. 28, 2008
Class A | After Taxes on Distributions	[1]	(1.75%)	5.27%	6.81%	Oct. 28, 2008
Class A | After Taxes on Distributions and Sales	[1]	(0.55%)	5.06%	6.28%	Oct. 28, 2008
MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)		7.86%	9.36%	10.74%	Oct. 28, 2008
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		11.96%	14.66%	13.65%	Oct. 28, 2008
[1]	The returns shown are for Class A shares, a share class that is not presented in this prospectus, which would have substantially similar returns as Class T shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

RiverFront Global Allocation Fund
SUMMARY SECTION RIVERFRONT GLOBAL ALLOCATION FUND (THE “FUND”)
INVESTMENT OBJECTIVE

The Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Total investment return means the combination of capital appreciation and investment income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase over $250,000 in a single transaction. Descriptions of sales charge waivers and discounts, if any, for Class T Shares with respect to financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus. More information about these and other waivers and discounts, if any, is available from your financial professional and in the “Buying, Exchanging and Redeeming Shares” section on page 109 of the Fund’s prospectus, in the “Specific Sales Charge Waivers and Discounts” section in Appendix A of the Fund’s prospectus, and in the “Purchase of Shares” section on page 59 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RiverFront Global Allocation Fund Class T
Maximum sales charge (load) on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RiverFront Global Allocation Fund Class T
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.35%	[1]
Acquired Fund Fees and Expenses	0.31%
Total Annual Fund Operating Expenses	1.76%
Fee Waiver and Expense Reimbursement	(0.30%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.46%
[1]	Because Class T Shares of the Fund are new, these amounts are based on Class A shares of the Fund for the fiscal year ended October 31, 2016.
[2]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, networking fees, omnibus account fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.90% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2018. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fee or expense was deferred. The Expense Agreement may not be terminated or modified prior to February 28, 2018 except with the approval of the Board of Trustees.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2018.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
RiverFront Global Allocation Fund | Class T | USD ($)	424	790	1,180	2,269

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	One Year	Three Years	Five Years	Ten Years
RiverFront Global Allocation Fund | Class T | USD ($)	424	790	1,180	2,269

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions.  If these sales charges (loads) were included, your costs would be higher. Descriptions of sales charge waivers and discounts, if any, for Class T Shares with respect to financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2016, the Fund’s portfolio turnover was 124% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of growth through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The Fund’s portfolio is built around a long-term strategic allocation which allocates the Fund’s investments to large cap stocks, small and mid-cap stocks, international securities (including emerging markets), and bonds. The Fund will normally be invested in 80% equity securities (including common stock and ETFs) and 20% fixed income securities (including corporate debt and ETFs). The fixed-income securities may be of any quality or duration. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

The Fund will also invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are organized or located outside the United States or doing a substantial amount of business outside the United States (or, in the case of an ETF, where a majority of the securities in which the ETF invests have the foregoing characteristics).  In determining the country in which a particular company is located, the Fund may consider factors such as the location of the company’s headquarters, the location of the company’s assets or the locations from which the company derives a substantial portion of its revenue.

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Allocation Risk. The performance of the Fund relative to its benchmark will depend largely on the decisions of RiverFront Investment Group, LLC (the “Sub-Adviser” or “RiverFront”) as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

Interest Rate Risk. The fixed-income securities in which the Fund may invest may be of any quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. The value of the Fund’s investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.

Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund’s portfolio and its income.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and a Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping a Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

High Yield Securities Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Concentration Risk – Exchange Traded Funds. The Fund may invest in a limited number of ETFs which concentrate their investments (i.e., invest 25% or more of total assets) in a particular industry. To the extent the Fund invests in a limited number of ETFs that concentrate in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Conflicts of Interest Risk. The Fund is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Funds’ distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to certain ETFs which could be purchased by the Fund. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Fund invested in such ETFs.

Risk of Investing in Other Investment Companies. To the extent the Fund invests in other investment companies, such as ETFs, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Emerging Markets Risk. The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with certain instruments described below, which failure in turn could negatively impact the Fund’s ability to meet its stated investment objective.

Hedging Risk. Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss.  The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Real Estate Investment Trust (“REIT”) Risk. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Because the Class T shares were not offered prior to the date of this prospectus, the performance shown in the table below presents the annual total returns for the Fund’s Class A shares, which is a class that is not presented in this Prospectus. The Class T shares would have substantially similar annual returns as the Class A shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The expense ratios for the Class A and Class T shares are anticipated to be substantially similar, but because the shareholder servicing expenses are lower for the Class T shares, the performance returns in a particular period for the Class T shares are generally anticipated to be higher than the comparable performance returns for the Class A shares.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Return (for calendar years ended 12/31) Class A Shares

Best Quarter –	March 31, 2012	8.63%
Worst Quarter –	September 30, 2011	-16.39%

The Fund’s Class A share year-to-date return as of December 31, 2016 was 3.90%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Total Returns (for periods ended December 31, 2016)
Average Annual Total Returns - RiverFront Global Allocation Fund		1 Year	5 Years	Since Inception	Inception Date
Class A	[1]	(1.85%)	5.91%	4.90%	Aug. 02, 2010
Class A | After Taxes on Distributions	[1]	(2.17%)	4.85%	4.04%	Aug. 02, 2010
Class A | After Taxes on Distributions and Sales	[1]	(0.78%)	4.33%	3.61%	Aug. 02, 2010
MSCI ACWI (reflects no deduction for fees, expenses or taxes)		7.86%	9.36%	7.89%	Aug. 02, 2010
80% MSCI ACWI and 20% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.91%	8.02%	7.06%	Aug. 02, 2010
[1]	The returns shown are for Class A shares, a share class that is not presented in this prospectus, which would have substantially similar returns as Class T shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

RiverFront Dynamic Equity Income Fund
SUMMARY SECTION RIVERFRONT DYNAMIC EQUITY INCOME FUND (THE “FUND”)
INVESTMENT OBJECTIVE
The Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceeds the average yield on global stocks generally.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase over $250,000 in a single transaction. Descriptions of sales charge waivers and discounts, if any, for Class T Shares with respect to financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus. More information about these and other waivers and discounts, if any, is available from your financial professional and in the “Buying, Exchanging and Redeeming Shares” section on page 109 of the Fund’s prospectus, in the “Specific Sales Charge Waivers and Discounts” section in Appendix A of the Fund’s prospectus, and in the “Purchase of Shares” section on page 59 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RiverFront Dynamic Equity Income Fund Class T
Maximum sales charge (load) on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RiverFront Dynamic Equity Income Fund Class T
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.25%	[1]
Acquired Fund Fees and Expenses	0.30%
Total Annual Fund Operating Expenses	1.65%
Fee Waiver and Expense Reimbursement	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.45%
[1]	Because Class T Shares of the Fund are new, these amounts are based on Class A shares of the Fund for the fiscal year ended October 31, 2016.
[2]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, networking fees, omnibus account fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.90% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2018. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the (the "Expense Agreement") to the extent that the Fund's expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fee or expense was deferred. The Expense Agreement may not be terminated or modified prior to February 28, 2018 except with the approval of the Board of Trustees.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2018.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
RiverFront Dynamic Equity Income Fund | Class T | USD ($)	414	757	1,124	2,153

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	One Year	Three Years	Five Years	Ten Years
RiverFront Dynamic Equity Income Fund | Class T | USD ($)	414	757	1,124	2,153

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions.  If these sales charges (loads) were included, your costs would be higher. Descriptions of sales charge waivers and discounts, if any, for Class T Shares with respect to financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2016, the Fund’s portfolio turnover was 129% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is designed for investors seeking current income and the potential for their income level to grow over time, while managing risk through a combination of capital appreciation and rising dividend payments that exceeds the average yield on global stocks generally. To achieve these objectives the Fund will typically have a substantial allocation to dividend paying stocks; therefore, investors in this Fund should be able to assume a certain degree of portfolio volatility. Under normal conditions, the portfolio is expected to have between 50% and 90% of its assets invested in a diversified basket of dividend paying stocks, with the balance of the Fund (typically 10-50%) invested in various other income-paying securities, including corporate debt. The fixed-income securities may be of any quality or duration. The Fund may also invest significantly in exchange-traded funds (“ETFs”). The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Allocation Risk. The performance of the Fund relative to its benchmark will depend largely on the decisions of RiverFront Investment Group, LLC (the “Sub-Adviser” or “RiverFront”) as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

Interest Rate Risk. The fixed-income securities in which the Fund may invest may be of any quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. The value of the Fund’s investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.

Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund’s portfolio and its income.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and a Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping a Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its perfor mance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

High Yield Securities Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Concentration Risk – Exchange Traded Funds. The Fund may invest in a limited number of ETFs which concentrate their investments (i.e., invest 25% or more of total assets) in a particular industry. To the extent the Fund invests in a limited number of ETFs that concentrate in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Conflicts of Interest Risk. The Fund is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Funds’ distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to certain ETFs which could be purchased by the Fund. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Fund invested in such ETFs.

Risk of Investing in Other Investment Companies. To the extent the Fund invests in other investment companies, such as ETFs, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Emerging Markets Risk. The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with certain instruments described below, which failure in turn could negatively impact the Fund’s ability to meet its stated investment objective.

Hedging Risk.  Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss.  The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Real Estate Investment Trust (“REIT”) Risk. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Because the Class T shares were not offered prior to the date of this prospectus, the performance shown in the table below presents the annual total returns for the Fund’s Class A shares, which is a class that is not presented in this Prospectus. The Class T shares would have substantially similar annual returns as the Class A shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The expense ratios for the Class A and Class T shares are anticipated to be substantially similar, but because the shareholder servicing expenses are lower for the Class T shares, the performance returns in a particular period for the Class T shares are generally anticipated to be higher than the comparable performance returns for the Class A shares.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Return (for calendar years ended 12/31) Class A Shares

Best Quarter –	December 31, 2011	8.49%
Worst Quarter –	September 30, 2011	-13.71%

The Fund’s Class A share year-to-date return as of December 31, 2016 was 6.57%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Total Returns (for periods ended December 31, 2016)
Average Annual Total Returns - RiverFront Dynamic Equity Income Fund		1 Year	5 Years	Since Inception	Inception Date
Class A	[1]	0.72%	6.15%	5.96%	Aug. 02, 2010
Class A | After Taxes on Distributions	[1]	0.36%	4.98%	5.00%	Aug. 02, 2010
Class A | After Taxes on Distributions and Sales	[1]	0.69%	4.45%	4.41%	Aug. 02, 2010
MSCI ACWI (reflects no deduction for fees, expenses or taxes)		7.86%	9.36%	7.89%	Aug. 02, 2010
70% MSCI ACWI and 30% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.42%	7.33%	6.61%	Aug. 02, 2010
[1]	The returns shown are for Class A shares, a share class that is not presented in this prospectus, which would have substantially similar returns as Class T shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

RiverFront Moderate Growth & Income Fund
SUMMARY SECTION RIVERFRONT MODERATE GROWTH & INCOME FUND (THE “FUND”)
INVESTMENT OBJECTIVE

The Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general while providing a growing stream of income over the years and (2)  growth of capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase over $250,000 in a single transaction. Descriptions of sales charge waivers and discounts, if any, for Class T Shares with respect to financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus. More information about these and other waivers and discounts, if any, is available from your financial professional and in the “Buying, Exchanging and Redeeming Shares” section on page 109 of the Fund’s prospectus, in the “Specific Sales Charge Waivers and Discounts” section in Appendix A of the Fund’s prospectus, and in the “Purchase of Shares” section on page 59 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RiverFront Moderate Growth & Income Fund Class T
Maximum sales charge (load) on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	RiverFront Moderate Growth & Income Fund Class T
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.21%	[1]
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.57%
Fee Waiver and Expense Reimbursement	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.41%
[1]	Because Class T Shares of the Fund are new, these amounts are based on Class A shares of the Fund for the fiscal year ended October 31, 2016.
[2]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, networking fees, omnibus account fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.90% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2018. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fee and expense was deferred. The Expense Agreement may not be terminated or modified prior to February 28, 2018 except with the approval of the Board of Trustees.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2018.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
RiverFront Moderate Growth & Income Fund | Class T | USD ($)	406	733	1,083	2,068

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	One Year	Three Years	Five Years	Ten Years
RiverFront Moderate Growth & Income Fund | Class T | USD ($)	406	733	1,083	2,068

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions.  If these sales charges (loads) were included, your costs would be higher. Descriptions of sales charge waivers and discounts, if any, for Class T Shares with respect to financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2016, the Fund’s portfolio turnover was 132% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is designed for investors seeking current income and the potential for their income level to grow over time. Under normal conditions, the Fund is expected to invest between 30% and 70% of its assets in a globally diversified portfolio of equity securities with a significant allocation to dividend paying stocks, and the balance of the Fund (typically 30-70%) is expected to be invested in various other income-paying securities, including corporate debt.

The amount allocated to equities and the allocation across the various global equity markets will be determined by RiverFront’s assessment of the growth opportunities in these markets, with the relative attractiveness of the market from a valuation perspective being a primary determinant of growth potential. The Fund may invest in international securities (including emerging markets). The fixed-income securities may be of any quality or duration. The Fund may also invest significantly in exchange-traded funds (“ETFs”). The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.  Investors in this portfolio should assume a certain degree of portfolio volatility.

The Fund applies generally accepted investment theories, is diversified so as to minimize the risk of large losses and that is designed to provide long-term appreciation and capital preservation through a mix of equity and fixed income exposures consistent with a target level of risk appropriate for investors and/or participants of certain retirement plans as a whole.

The Fund is designed so that it can qualify as a qualified default investment alternative (“QDIA”) within the meaning of the regulations promulgated by the U.S. Department of Labor for accounts held by retirement plans subject to ERISA. Your retirement plan fiduciary, and not the Fund or its investment advisor, is responsible for determining whether the Fund qualifies as a QDIA.

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Allocation Risk. The performance of the Fund relative to its benchmark will depend largely on the decisions of RiverFront Investment Group, LLC (the “Sub-Adviser” or “RiverFront”) as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

Interest Rate Risk. The fixed-income securities in which the Fund may invest may be of any quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. The value of the Fund’s investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.

Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund’s portfolio and its income.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and a Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping a Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

High Yield Securities Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Concentration Risk – Exchange Traded Funds. The Fund may invest in a limited number of ETFs which concentrate their investments (i.e., invest 25% or more of total assets) in a particular industry. To the extent the Fund invests in a limited number of ETFs that concentrate in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Conflicts of Interest Risk. The Fund is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Funds’ distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to certain ETFs which could be purchased by the Fund. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Fund invested in such ETFs.

Risk of Investing in Other Investment Companies. To the extent the Fund invests in other investment companies, such as ETFs, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Emerging Markets Risk. The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with certain instruments described below, which failure in turn could negatively impact the Fund’s ability to meet its stated investment objective.

Hedging Risk.  Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss.  The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Real Estate Investment Trust (“REIT”) Risk. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Because the Class T shares were not offered prior to the date of this prospectus, the performance shown in the table below presents the annual total returns for the Fund’s Class A shares, which is a class that is not presented in this Prospectus. The Class T shares would have substantially similar annual returns as the Class A shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The expense ratios for the Class A and Class T shares are anticipated to be substantially similar, but because the shareholder servicing expenses are lower for the Class T shares, the performance returns in a particular period for the Class T shares are generally anticipated to be higher than the comparable performance returns for the Class A shares.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Return (for calendar years ended 12/31) Class A Shares

Best Quarter –	December 31, 2011	6.36%
Worst Quarter –	September 30, 2011	-9.13%

The Fund’s Class A share year-to-date return as of December 31, 2016 was 5.99%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Total Returns (for periods ended December 31, 2016)
Average Annual Total Returns - RiverFront Moderate Growth & Income Fund		1 Year	5 Years	Since Inception	Inception Date
Class A	[1]	0.15%	5.02%	4.89%	Aug. 02, 2010
Class A | After Taxes on Distributions	[1]	(0.40%)	3.60%	3.70%	Aug. 02, 2010
Class A | After Taxes on Distributions and Sales	[1]	0.30%	3.45%	3.45%	Aug. 02, 2010
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		11.96%	14.66%	13.72%	Aug. 02, 2010
50% S&P 500® and 50% Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.38%	8.44%	8.45%	Aug. 02, 2010
[1]	The returns shown are for Class A shares, a share class that is not presented in this prospectus, which would have substantially similar returns as Class T shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

RiverFront Conservative Income Builder Fund
SUMMARY SECTION RIVERFRONT CONSERVATIVE INCOME BUILDER FUND (THE “FUND”)
INVESTMENT OBJECTIVE
The Fund seeks to provide current income and potential for that income to grow over time.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase over $250,000 in a single transaction. Descriptions of sales charge waivers and discounts, if any, for Class T Shares with respect to financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus. More information about these and other waivers and discounts, if any, is available from your financial professional and in the “Buying, Exchanging and Redeeming Shares” section on page 109 of the Fund’s prospectus, in the “Specific Sales Charge Waivers and Discounts” section in Appendix A of the Fund’s prospectus, and in the “Purchase of Shares” section on page 59 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RiverFront Conservative Income Builder Fund Class T
Maximum sales charge (load) on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RiverFront Conservative Income Builder Fund Class T
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.74%	[1]
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses	2.07%
Fee Waiver and Expense Reimbursement	(0.69%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.38%
[1]	Because Class T Shares of the Fund are new, these amounts are based on Class A shares of the Fund for the fiscal year ended October 31, 2016.
[2]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, networking fees, omnibus account fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.90% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2018. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fee and expense was deferred. The Expense Agreement may not be terminated or modified prior to February 28, 2018 except with the approval of the Board of Trustees.

Example

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2018.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
RiverFront Conservative Income Builder Fund | Class T | USD ($)	455	882	1,335	2,587

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	One Year	Three Years	Five Years	Ten Years
RiverFront Conservative Income Builder Fund | Class T | USD ($)	455	882	1,335	2,587

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions.  If these sales charges (loads) were included, your costs would be higher. Descriptions of sales charge waivers and discounts, if any, for Class T Shares with respect to financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2016, the Fund’s portfolio turnover was 137% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is designed for investors seeking current income and the potential for their income level to grow over time, primarily through investments in fixed-income securities supplemented by dividend-paying stocks. Under normal conditions, the Fund’s portfolio is expected to have between 50% and 90% of its assets invested in various fixed-income securities, including high- and low-grade corporate debt, with the balance of the Fund (typically 10-50%) invested in a diversified basket of dividend-paying stocks, including small-and mid-cap domestic and foreign securities (including emerging markets). The fixed-income securities may be of any quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. The Fund may also invest significantly in exchange-traded funds (ETFs). The Fund’s portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Allocation Risk. The performance of the Fund will depend largely on the decisions of RiverFront Investment Group, LLC (the “Sub-Adviser” or “RiverFront”) as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform poorly in relation to other asset classes or in relation to the equity markets in general from time to time or for extended periods of time.

Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

Interest Rate Risk. The fixed-income securities in which the Fund may invest may be of any quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. The value of the Fund’s investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.

Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund’s portfolio and its income.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and a Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping a Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

Micro-, Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in micro-capitalization, small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

High Yield Securities Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are speculative, less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Concentration Risk – Exchange Traded Funds. The Fund may invest in a limited number of ETFs which concentrate their investments (i.e., invest 25% or more of total assets) in a particular industry. To the extent the Fund invests in a limited number of ETFs that concentrate in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Conflicts of Interest Risk. The Fund is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Funds’ distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to certain ETFs which could be purchased by the Fund. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Fund invested in such ETFs.

Risk of Investing in Other Investment Companies. To the extent the Fund invests in other investment companies, such as ETFs, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Emerging Markets Risk. The Fund may invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with certain instruments described below, which failure in turn could negatively impact the Fund’s ability to meet its stated investment objective.

Hedging Risk.  Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss. The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Real Estate Investment Trust (“REIT”) Risk. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Because the Class T shares were not offered prior to the date of this prospectus, the performance shown in the table below presents the annual total returns for the Fund’s Class A shares, which is a class that is not presented in this Prospectus. The Class T shares would have substantially similar annual returns as the Class A shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The expense ratios for the Class A and Class T shares are anticipated to be substantially similar, but because the shareholder servicing expenses are lower for the Class T shares, the performance returns in a particular period for the Class T shares are generally anticipated to be higher than the comparable performance returns for the Class A shares.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Return (for calendar years ended 12/31) Class A Shares

Best Quarter –	December 31, 2013	3.80%
Worst Quarter –	September 30, 2015	-3.90%

The Fund’s Class A share year-to-date return as of December 31, 2016 was 4.89%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Total Returns (for periods ended December 31, 2016)
Average Annual Total Returns - RiverFront Conservative Income Builder Fund		1 Year	Since Inception	Inception Date
Class A	[1]	(0.90%)	2.59%	Sep. 04, 2012
Class A | After Taxes on Distributions	[1]	(1.55%)	1.58%	Sep. 04, 2012
Class A | After Taxes on Distributions and Sales	[1]	(0.36%)	1.58%	Sep. 04, 2012
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		2.65%	1.69%	Sep. 04, 2012
30% S&P 500® and 70% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		5.50%	5.29%	Sep. 04, 2012
[1]	The returns shown are for Class A shares, a share class that is not presented in this prospectus, which would have substantially similar returns as Class T shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

ALPS | Metis Global Micro Cap Value Fund
SUMMARY SECTION ALPS | METIS GLOBAL MICRO CAP VALUE FUND (THE “FUND”)
INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase over $250,000 in a single transaction. Descriptions of sales charge waivers and discounts, if any, for Class T Shares with respect to financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus. More information about these and other waivers and discounts, if any, is available from your financial professional and in the “Buying, Exchanging and Redeeming Shares” section on page 109 of the Fund’s prospectus, in the “Specific Sales Charge Waivers and Discounts” section in Appendix A of the Fund’s prospectus, and in the “Purchase of Shares” section on page 59 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	ALPS | Metis Global Micro Cap Value Fund Class T
Maximum sales charge (load) on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none
Redemption Fee (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ALPS | Metis Global Micro Cap Value Fund Class T
Management Fees	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	2.82%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	4.33%
Fee Waiver and Expense Reimbursement	(2.37%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.96%
[1]	Because Class T Shares of the Fund are new, these amounts are based on Class A shares of the Fund for the fiscal year ended October 31, 2016.
[2]	ALPS Advisors, Inc. (the "Adviser") has agreed to contractually limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, networking fees, omnibus account fees, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.70% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2018. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this waiver prior to February 28, 2018 without the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2018.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
ALPS | Metis Global Micro Cap Value Fund | Class T | USD ($)	674	1,529	2,396	4,613

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	One Year	Three Years	Five Years	Ten Years
ALPS | Metis Global Micro Cap Value Fund | Class T | USD ($)	674	1,529	2,396	4,613

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions.  If these sales charges (loads) were included, your costs would be higher. Descriptions of sales charge waivers and discounts, if any, for Class T Shares with respect to financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the fiscal year ended October 31, 2016, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Metis Global Partners, LLC (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by investing primarily in equity securities of micro-cap companies located both within and outside of the United States.  The Fund’s investments outside of the United States may include securities of companies located in emerging or frontier markets.  The Sub-Adviser expects to construct the Fund’s portfolio based on the Sub-Adviser’s global knowledge of fundamental data and market inefficiencies, and will seek to position the portfolio in what the Sub-Adviser believes are undervalued segments of the Fund’s investment universe.

In assembling the Fund’s investment universe, the Sub-Adviser typically screens fundamental and pricing data and applies liquidity algorithms in order to seek to maintain a consistent quality of data in the decision making process. Securities are typically analyzed using a valuation model that assesses companies based on multiple factors and assigns each security a score based on the difference between the current price and value.  The Sub-Adviser’s optimization process is value driven and takes into account the individual stocks, industries, sectors and countries.

The Sub-Adviser regards “micro-cap” companies to be those with market capitalizations typically between $50 million and $750 million.  Under normal conditions, the Fund will invest at least eighty percent (80%) of its net assets plus borrowings for investment purposes in micro-cap companies, while the Fund overall will generally invest in companies located in at least five different countries, with forty percent (40%) or more of the Fund’s assets invested in non-U.S. companies.  In determining the country in which a particular company is located, the Sub-Adviser may consider factors such as the location of the company’s headquarters, the location of the company’s assets, or the locations from which the company derives a substantial portion of its revenue.  The Fund defines emerging and frontier markets as those countries currently excluded from the MSCI World Index of developed markets. These companies are typically domiciled in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Equity Securities Risk.  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Micro-Cap Company Risk. The Fund expects to invest significantly in micro-capitalization stocks, which are often more volatile and less liquid than securities of larger companies. The frequency and volume of trading in securities of smaller companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. In addition, smaller companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

Style Investing Risk. To the extent a fund focuses on a particular style of stocks (such as, in the case of the Fund, value stocks), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.  Value investing involves buying stocks that the Sub-Adviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, the valuation levels of value stocks are less than those of growth stocks. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when value stocks underperform.

Liquidity Risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk.  The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Please see “What are the Principal and Non-Principal Risks of Investing in the Fund?” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Because the Class T shares were not offered prior to the date of this prospectus, the performance shown in the table below presents the annual total returns for the Fund’s Class A shares, which is a class that is not presented in this Prospectus. The Class T shares would have substantially similar annual returns as the Class A shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The expense ratios for the Class A and Class T shares are anticipated to be substantially similar, but because the shareholder servicing expenses are lower for the Class T shares, the performance returns in a particular period for the Class T shares are generally anticipated to be higher than the comparable performance returns for the Class A shares.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Annual Total Return (for calendar year ended 12/31) Class A Shares

Best Quarter –	September 30, 2016	9.92%
Worst Quarter –	March 31, 2016	1.00%

The Fund’s Class A share year-to-date return as of December 31, 2016 was 19.70%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Total Returns (for periods ended December 31, 2016)
Average Annual Total Returns - ALPS | Metis Global Micro Cap Value Fund		1 Year	Since Inception	Inception Date
Class A	[1]	13.14%	12.95%	Dec. 31, 2015
Class A | After Taxes on Distributions	[1]	10.90%	10.75%	Dec. 31, 2015
Class A | After Taxes on Distributions and Sales	[1]	7.74%	9.04%	Dec. 31, 2015
S&P Global BMI Under $500 Million Index (reflects no deduction for fees, expenses or taxes)		10.50%	10.91%	Dec. 31, 2015
[1]	The returns shown are for Class A shares, a share class that is not presented in this prospectus, which would have substantially similar returns as Class T shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.